S000001149 [Member] Expense Example - TCW METWEST HIGH YIELD BOND FUND	Mar. 31, 2026 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,190
Class I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	6,533
Expense Example, with Redemption, 5 Years	6,863
Expense Example, with Redemption, 10 Years	$ 6,881